Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year		¥ 1,034,284	¥ 890,415
Service cost		26,811	24,670	¥ 24,350
Interest cost		5,912	8,689	11,583
Actuarial (gain) loss	[1]	(33,333)	144,416
Other		(5)	(14)
Benefits paid		(28,993)	(33,892)
Benefit obligation at end of the fiscal year		1,004,676	1,034,284	890,415
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year		679,432	710,602
Actual return on plan assets		35,508	(9,030)
Employer contribution		6,640	1,951
Benefits paid		(22,572)	(24,091)
Fair value of plan assets at end of the fiscal year		699,008	679,432	710,602
Funded status at end of the fiscal year		(305,668)	(354,852)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year		356,875	394,704
Service cost		2,958	3,504	3,188
Interest cost		10,426	12,096	13,040
Plan participants' contributions		490	676
Actuarial (gain) loss	[1]	20,045	(21,868)
Foreign currency exchange rate changes		(23,183)	(16,893)
Curtailments and settlements		(1,507)	(1,246)
Benefits paid		(13,662)	(14,098)
Benefit obligation at end of the fiscal year		352,442	356,875	394,704
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year		256,341	280,216
Actual return on plan assets		29,346	(6,035)
Foreign currency exchange rate changes		(20,004)	(13,095)
Employer contribution		6,738	7,905
Plan participants' contributions		490	676
Curtailments and settlements		(1,161)	(504)
Benefits paid		(12,573)	(12,822)
Fair value of plan assets at end of the fiscal year		259,177	256,341	¥ 280,216
Funded status at end of the fiscal year		¥ (93,265)	¥ (100,534)

[1]	Actuarial loss in Japanese plans for the fiscal year ended March 31, 2016 principally relates to changes in the assumptions for discount and mortality rates.